Ivy Funds Variable Insurance Portfolios

Supplement dated September 9, 2011 to the

Ivy Funds Variable Insurance Portfolios Statement of Additional Information

dated April 29, 2011

and as supplemented June 8, 2011

The chart related to Ivy Funds VIP Small Cap Value and Ivy Funds VIP Value is deleted in the section entitled “Portfolio Managers — Portfolio Managers employed by WRIMCO” and the charts below are added to that section. The information in the charts below is as of July 31, 2011:

Portfolio Managers employed by WRIMCO

Christopher Parker — Ivy Funds VIP Small Cap Value*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0
*	Mr. Parker assumed management responsibility for Ivy Funds VIP Small Cap Value effective September 1, 2011.

Matthew Norris — Ivy Funds VIP Value

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	0	2
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$1,409.7	$0	$61.9
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

The information for Ivy Funds VIP Small Cap Value and Ivy Funds VIP Value is deleted in the charts in the section entitled “Portfolio Managers — Portfolio Managers employed by WRIMCO — Ownership of Securities” and the charts below are added to that section:

Ownership of Securities

As of July 31, 2011, the dollar range of shares beneficially owned by the portfolio managers was:

Manager	Portfolio Managed in Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Owned* in Portfolio Managed	Dollar Range of Shares Owned in Funds in Fund Complex
Matthew Norris	Ivy Funds VIP Value	$0	$500,001 to $1,000,000
Christopher Parker	Ivy Funds VIP Small Cap Value***	$0	$50,001 to $100,000
*	The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.
***	Mr. Parker assumed management responsibility for Ivy Funds VIP Small Cap Value effective September 1, 2011.

Supplement	Statement of Additional Information	1

A portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of July 31, 2011, the dollar range of shares of the Portfolios deemed owned by each portfolio manager is:

Manager	Portfolio Managed in the Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Deemed Owned* in Portfolio or Style Managed[1]	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
Matthew Norris	Ivy Funds VIP Value	$100,001 to $500,000	$100,001 to $500,000
Christopher Parker	Ivy Funds VIP Small Cap Value***	$0	$0
*	The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.
***	Mr. Parker assumed management responsibility for Ivy Funds VIP Small Cap Value effective September 1, 2011.
[1]	Shares deemed owned in any fund within the Fund Complex which is managed by the Manager.

2	Statement of Additional Information	Supplement